Net Profit (Loss) Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Profit (Loss) Per Share Attributable to Ordinary Shareholders
12. Net Profit (Loss) Per Share Attributable to Ordinary Shareholders
The following table sets forth the computation of basic and diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented:

	Year Ended December 31,
	2023		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B
	(in thousands, except share and per share data)
Numerator:
Net profit (loss) attributable to ordinary shareholders, basic and diluted	$(38,407)	$(20,628)	$(57,734)	$(46,971)	$(90,953)	$(88,477)

Denominator:
Weighted-average shares used in computing net profit (loss) per share attributable to ordinary shareholders, basic and diluted	115,005,250	61,768,148	92,450,867	75,216,507	38,757,558	37,702,067
Net profit (loss) per share attributable to ordinary shareholders, basic and diluted	$(0.33)	$(0.33)	$(0.62)	$(0.62)	$(2.35)	$(2.35)
Basic and diluted net profit (loss) per share attributable to ordinary shareholders are the same for each class of ordinary shares as they are entitled to the same liquidation and dividend rights. The weighted-average potential ordinary shares that were excluded from the computation of diluted net profit (loss) per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive, or whose issuance is contingent upon the satisfaction of certain market conditions, are as follows:

	Year Ended December 31,
	2023		2022		2021
	Class A	Class B	Class A	Class B	Class A	Class B
Convertible preferred shares	—	—	—	—	17,817,201	35,634,404
Warrants to purchase ordinary shares(1)	725,334	753,565	873,370	850,650	1,488,819	354,243
Outstanding share options	11,654,082	—	16,067,720	—	12,239,441	—
Unvested RSUs	23,375,114	—	16,176,275	2,131,015	1,562,388	1,965,604
Total	35,754,530	753,565	33,117,365	2,981,665	33,107,849	37,954,251
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(1)Includes the warrants to purchase ordinary shares and warrants issued to customers.